Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows used in operating activities
Loss for the year	$ (1,304,381,000)	$ (95,447,000)	$ (53,841,000)
Adjustments for:
Depreciation/Amortization	24,337,000	11,071,000	5,340,000
Impairment losses and write -offs	39,378,000	456,000	5,566,000
Net unrealized foreign exchange differences	(4,628,000)	47,000	118,000
Net finance expense	(3,000)	2,500,000	2,826,000
Change in fair value of warrants	(122,299,000)	0	0
Listing expense	1,168,515,000	0	0
Change in fair value of embedded derivatives	(33,900,000)	0	0
Fair value movement on employee loans including fair value charge for the new employee loans issued on September 30, 2021	6,038,000	0	0
Reversal of difference between fair value and nominal value of loans repaid	(1,906,000)	0	0
Employee share scheme	2,668,000	10,697,000	0
Profit on disposal of fixed assets	462,000	0	(607,000)
Profit from the modification of lease	(1,298,000)	(1,189,000)	(72,000)
Deferred taxes	3,277,000	1,859,000	(73,000)
Tax income	4,238,000	(22,278,000)	(7,684,000)
Cash flows used in operations before working capital changes	(219,502,000)	(92,284,000)	(48,427,000)
(Increase) in trade and other receivables	(76,964,000)	(5,213,000)	(5,377,000)
Increase in trade and other payables	28,149,000	11,167,000	10,430,000
(Increase) of inventory	(12,345,000)	(7,100,000)	(3,821,000)
Cash flows used in operations	(280,662,000)	(93,430,000)	(47,195,000)
Income tax and other taxes received	7,548,000	4,712,000	7,806,000
Interest received	106,000	27,000	57,000
Net cash used in operating activities	(273,008,000)	(88,691,000)	(39,332,000)
Cash flows from investing activities
Acquisition of intangible assets	(213,745,000)	(92,585,000)	(43,081,000)
Acquisition of property, plant and equipment	(77,523,000)	(11,339,000)	(6,777,000)
Grants received	334,000	1,224,000	945,000
Prepayments for tangible and intangible assets	(21,952,000)	(19,900,000)	(5,199,000)
Cash received on acquisition of entities, net of consideration paid	0	130,000	544,000
Proceeds from the sale of fixed assets	327,000	7,000	0
Loans granted to employees	(186,000)	0	0
Proceeds from loans to employees	161,000	0	(549,000)
Net cash used in investing activities	(312,584,000)	(122,463,000)	(54,117,000)
Cash flows from financing activities
Cash received from merger with CIIG	(631,297,000)	0	0
Issuance of shares to warrant holders	140,599,000	0	0
Cash paid for redemption of public warrants	7,000	0	0
Proceed from the issuance of new shares	335,636,000	0	0
Proceeds from the issuance of convertible notes net of cost	309,550,000	0	0
Issuance of Preferred A shares	0	188,576,000	111,900,000
Proceeds from exercise of employee share option plan	1,383,000	0	0
Contribution of Kinetik to the share premium of the Company without the issuance of any shares	0	0	91,560,000
Proceeds from borrowings	0	14,182,000	0
Repayment of borrowings	0	(14,182,000)	0
Repayment of interest	(322,000)	(59,000)	0
Repayment of lease liabilities	(12,927,000)	(7,679,000)	(3,680,000)
Net cash from financing activities	1,405,209,000	180,838,000	199,780,000
Net increase/(decrease) in cash and cash equivalents	819,617,000	(30,316,000)	106,331,000
Cash and cash equivalents at January 1	82,314,000	108,575,000	1,206,000
Effects of movements in exchange rates on cash held	(1,325,000)	4,055,000	1,038,000
Cash and cash equivalents at December 31	$ 900,606,000	$ 82,314,000	$ 108,575,000